Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13. SUBSEQUENT EVENTS

The subsequent event disclosures have been updated through January 17, 2012.

On October 13, 2011, the Company entered into an agreement to sell one of our office buildings in Grapevine, Texas, for $1.7 million to Magnum Hunter Resources Corporation, an entity for which our Chairman and Chief Executive Officer is an officer and significant shareholder. The Company recognized a gain of $458 thousand on the sale of the building. A portion of the proceeds from the sale were used to reduce our note payable due November 30, 2017 by $1.4 million on the closing date.

On November 18, 2011, the Company received notice from the Exchange Staff of the NYSE Amex LLC indicating that the Company is below one of the Exchange’s continued listing requirements of the NYSE Amex LLC’s Company Guide due to the Company sustaining losses which are so substantial in relation to its overall operations or its existing financial resources, or its financial condition has become so impaired that it appears questionable, in the opinion of the Exchange, that the company will able to continue operation and /or meet its obligations as they become due as set forth in Section 1003 (a)(iv) of the Company Guide.

The Company has been afforded the opportunity to submit a plan of compliance to the Exchange by December 20, 2011, that demonstrates the Company’s ability to regain compliance with Section 1003 (a)(iv) by March 20, 2011. The Company has submitted a plan by the time specified; however, if the plan is not accepted by the Exchange, the Company will be subject to delisting procedures as set forth in Section 1010 and Part 12 of the Company Guide.

Equipment Note Payable

On November 28, 2011, Green Hunter Water, LLC entered into a promissory note, for which the Company is guarantor, with a financial institution for $820,000 maturing on February 28, 2017, at an interest rate of LIBOR plus 4%. Principal and interest payments of approximately $15 thousand are due monthly beginning March 28, 2012, and the loan is payable in full immediately upon the lender’s demand. The collateral on the note is the equipment purchased with the promissory note proceeds.

On November 28, 2011, the interest rate of the 10% promissory note to Mr. Gary C. Evans, our Chairman and Chief Executive Officer, was increased to 14%, retrospectively effective January 1, 2011. Additionally, both promissory notes were amended to provide Mr. Evans the right to convert the promissory notes to shares of common stock of the Company with a conversion price equal to the closing stock price on the day prior to his election to convert.

Acreage Acquisition

On December 15, 2011, we completed the first closing on the acquisition of approximately 5 surface acres, including the existing well, located in West Virginia where we will develop a commercial water service facility. The acquisition includes an existing well that has been approved for commercial water disposal. The second closing will be upon the well commencing commercial operations. We will pay in total approximately $375,000, which will consist of approximately $187,500 in cash plus an additional approximately $94 thousand in unregistered shares of our common stock and approximately $94 thousand in unregistered shares of our Series C Preferred Stock.

NOTE 16. SUBSEQUENT EVENTS (UNAUDITED)

We have sold 347,500 units for total proceeds of $695 thousand under our private placement only to accredited investors from December 31, 2010 through the date of this report. Each unit consists of two shares of common stock and one common stock purchase warrant with an exercise price of $1.50 and one common stock purchase warrant with an exercise price of $2.50. The warrants are exercisable immediately and expire on January 31, 2014.

On March 30, 2011, we received a letter of guarantee from the Chairman and Chief Executive Officer of the Company for up to $1.5 million of credit support if needed to fund operations.

END OF CONSOLIDATED FINANCIAL STATEMENTS